Accrued Expenses and Other Current Liabilities - Schedule of Accrued Expenses and Other Current Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Payables and Accruals [Abstract]
Accrued external research and development costs	$ 2,219	$ 5,316
Accrued payroll and payroll-related costs	5,347	4,180
Accrued professional fees	502	355
Other	2,146	3,238
Accrued expenses and other current liabilities	$ 10,214	$ 13,089